Equity-Based Compensation And Employee Benefit Plans (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2021	Nov. 01, 2020	Oct. 31, 2021	Nov. 01, 2020	Jan. 31, 2021	Feb. 02, 2020	Feb. 03, 2019
Share-based payment arrangement, expense	$ 2.7	$ 1.1	$ 22.2	$ 3.1
Employee Benefit Plans [Member]
Defined contribution plan, cost					$ 7.0	$ 6.6	$ 6.2
Profit Units [Member]
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage					20.00%
Share-based compensation arrangement by share-based payment award, profit distribution units						$ 3.15
Share-based compensation arrangements by share-based payment award, options, grants in period, weighted average exercise price					$ 2.99	$ 2.98	$ 2.98
Share-based payment arrangement, expense					$ 4.0	$ 3.9	$ 3.9
Profit Units [Member] | Minimum [Member]
Share-based compensation arrangement by share-based payment award, profit distribution units							$ 6.85
Profit Units [Member] | Maximum [Member]
Share-based compensation arrangement by share-based payment award, profit distribution units							10.00
Unit Appreciation Rights [Member]
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage					20.00%
Share-based compensation arrangements by share-based payment award, options, grants in period, weighted average exercise price						$ 2.98	$ 2.98
Share-based payment arrangement, expense					$ 0.1	$ 0.1	$ 0.1